Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,056,877)	$ (10,754,319)
Adjustments to reconcile net loss to net cash: used in operating activities:
Depreciation and amortization expense	717,865	751,228
Stock-based compensation expense	2,172,197	1,987,275
Common stock for settlements	1,925,003	76,200
Warrants issued for settlements	1,530,679
Common stock issued for services	487,488
Accretion of discount on convertible debt		13,455
Accretion of discount on note receivable	(25,574)	(6,587)
Loss on sale of business		60,343
Changes in operating assets and liabilities:
Accounts receivable	(559,600)	(276,103)
Prepaid expenses and other current assets	(114,244)	(271,877)
Deposits	(27,132)	(258,331)
Accounts payable	(274,212)	547,620
Accrued expenses	473,967	672,892
Contract liability	(9,573)	2,058,057
Deferred rent	79,719	59,667
Net Cash Used In Operating Activities	(5,680,294)	(5,340,480)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(120,252)	(175,599)
Proceeds from sale of business		250,000
Principal collections under note receivable		11,822
Net Cash Used In Investing Activities	(120,252)	86,223
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	22,289,500	1,248,499
Proceeds from issuance of debt	1,265,067	3,759,535
Redemption of preferred stock	(2,150,000)	(350,000)
Proceeds from issuance of preferred stock	2,452,500
Payment for issuance costs	(245,206)	(159,887)
Principal payments on debt	(75,000)	(29,260)
Net Cash Provided by Financing Activities	23,536,861	4,468,887
Net increase (decrease) in cash and cash equivalents	17,736,315	(785,370)
Cash and cash equivalents, at beginning of period	469,353	1,254,723
Cash and cash equivalents, at end of period	18,205,668	469,353
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	33,169	20,674
Cash paid for income taxes
Accretion of redeemable preferred stock		1,000,000
Conversion of debt to common stock	770,000	720,740
Exchange of debt to Series B preferred stock	2,943,870
Exchange of Series B preferred stock into common shares	5,346,538
Common stock issued for payment of interest	26,068	27,952
Series B Preferred Stock issued for payment of interest	102,422
Series A Preferred Stock redemption included in accounts payable	1,500,000
Capital expenditures included in accounts payable	$ 2,400	$ 91,719